Fair value of financial instruments (Tables)	6 Months Ended
Jun. 30, 2023
Disclosure of fair value measurement of assets [abstract]
Assets and liabilities held at fair value disaggregated by valuation technique (fair value hierarchy)
The following table shows the Barclays Bank Group’s assets and liabilities that are held at fair value disaggregated by valuation technique (fair value hierarchy) and balance sheet classification:

	Valuation technique using
	Quoted market prices	Observable inputs	Significant unobservable inputs
	(Level 1)	(Level 2)	(Level 3)	Total
As at 30.06.23	£m	£m	£m	£m
Trading portfolio assets	86,232	72,064	6,799	165,095
Financial assets at fair value through the income statement	6,067	220,867	6,171	233,105
Derivative financial instruments	3,484	258,112	4,532	266,128
Financial assets at fair value through other comprehensive income	18,683	28,299	50	47,032
Investment property	—	—	2	2
Total assets	114,466	579,342	17,554	711,362

Trading portfolio liabilities	(36,740)	(33,477)	(52)	(70,269)
Financial liabilities designated at fair value	(115)	(310,388)	(1,092)	(311,595)
Derivative financial instruments	(4,064)	(245,461)	(5,269)	(254,794)
Total liabilities	(40,919)	(589,326)	(6,413)	(636,658)

As at 31.12.22
Trading portfolio assets	62,469	64,822	6,480	133,771
Financial assets at fair value through the income statement	5,647	199,370	6,111	211,128
Derivative financial instruments	10,054	287,749	5,173	302,976
Financial assets at fair value through other comprehensive income	15,029	30,051	4	45,084
Investment property	—	—	5	5
Total assets	93,199	581,992	17,773	692,964

Trading portfolio liabilities	(43,679)	(28,725)	(56)	(72,460)
Financial liabilities designated at fair value	(133)	(270,880)	(1,042)	(272,055)
Derivative financial instruments	(10,823)	(272,020)	(6,363)	(289,206)
Total liabilities	(54,635)	(571,625)	(7,461)	(633,721)
The following table shows the Barclays Bank Group’s Level 3 assets and liabilities that are held at fair value disaggregated by product type:

	As at 30.06.23		As at 31.12.22
	Assets	Liabilities	Assets	Liabilities
	£m	£m	£m	£m
Interest rate derivatives	2,520	(2,043)	2,361	(2,858)
Foreign exchange derivatives	182	(176)	1,513	(1,474)
Credit derivatives	342	(694)	290	(603)
Equity derivatives	1,488	(2,356)	1,009	(1,428)
Corporate debt	1,710	(35)	1,677	(49)
Reverse repurchase and repurchase agreements	44	(643)	37	(434)
Non-asset backed loans	7,946	—	8,105	—
Private equity investments	138	—	140	—
Other[1]	3,184	(466)	2,641	(615)
Total	17,554	(6,413)	17,773	(7,461)
1Other includes commercial real estate loans, fund and fund-linked products, asset backed loans, asset backed securities, equity cash products, issued debt, commercial paper, Government and Government sponsored debt and investment property.

Analysis of movements in Level 3 assets and liabilities
Level 3 movement analysis
The following table summarises the movements in the balances of Level 3 assets and liabilities during the period. The table shows gains and losses and includes amounts for all financial assets and liabilities that are held at fair value transferred to and from Level 3 during the period. Transfers have been reflected as if they had taken place at the beginning of the period.
Asset and liability moves between Level 2 and Level 3 are primarily due to i) an increase or decrease in observable market activity related to an input or ii) a change in the significance of the unobservable input, with assets and liabilities classified as Level 3 if an unobservable input is deemed significant.

Level 3 movement analysis
		Purchases	Sales	Issues	Settle- ments	Total gains and (losses) in the period recognised in the income statement		Total gains or (losses) recognised in OCI	Transfers		As at 30.06.23
	As at 01.01.23					Trading income	Other income		In	Out
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Corporate debt	595	338	(118)	—	(53)	5	—	—	36	(29)	774
Non-asset backed loans	4,837	919	(1,152)	—	(311)	4	—	—	556	(334)	4,519
Other	1,048	1,028	(606)	—	(38)	(43)	—	—	430	(313)	1,506
Trading portfolio assets	6,480	2,285	(1,876)	—	(402)	(34)	—	—	1,022	(676)	6,799

Corporate debt	1,079	—	(120)	—	—	(20)	(3)	—	—	—	936
Non-asset backed loans	3,268	1,053	(305)	—	(483)	(33)	(42)	—	28	(106)	3,380
Private equity investments	140	—	—	—	(5)	(5)	8	—	—	—	138
Reverse repurchase and repurchase agreements	38	—	—	—	—	(11)	—	—	46	(29)	44
Other	1,586	794	(530)	—	(150)	(23)	(10)	—	22	(16)	1,673
Financial assets at fair value through the income statement	6,111	1,847	(955)	—	(638)	(92)	(47)	—	96	(151)	6,171

Non-asset backed loans	—	47	—	—	—	—	—	—	—	—	47
Other	4	—	—	—	(1)	—	—	—	—	—	3
Financial assets at fair value through other comprehensive income	4	47	—	—	(1)	—	—	—	—	—	50

Investment property	5	—	—	—	—	—	(3)	—	—	—	2

Trading portfolio liabilities	(56)	(16)	4	—	—	15	—	—	(8)	9	(52)

Financial liabilities designated at fair value	(1,042)	—	—	(226)	—	4	(1)	—	(290)	463	(1,092)

Interest rate derivatives	(497)	—	—	—	19	(35)	—	—	544	446	477
Foreign exchange derivatives	39	—	—	—	—	(31)	—	—	13	(15)	6
Credit derivatives	(313)	(191)	5	—	66	13	—	—	52	16	(352)
Equity derivatives	(419)	(90)	—	—	(132)	(135)	—	—	(104)	12	(868)
Net derivative financial instruments[1]	(1,190)	(281)	5	—	(47)	(188)	—	—	505	459	(737)

Total	10,312	3,882	(2,822)	(226)	(1,088)	(295)	(51)	—	1,325	104	11,141
1Derivative financial instruments are represented on a net basis. On a gross basis, derivative financial assets were £4,532m and derivative financial liabilities were £5,269m.

Level 3 movement analysis
		Purchases	Sales	Issues	Settle- ments	Total gains and (losses) in the period recognised in the income statement		Total gains or (losses) recognised in OCI	Transfers		As at 30.06.22
	As at 01.01.22					Trading income	Other income		In	Out
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Corporate debt	389	90	(144)	—	(17)	54	—	—	43	(11)	404
Non-asset backed loans	758	2,448	(459)	—	—	11	—	—	50	(113)	2,695
Other	1,134	419	(178)	—	(302)	60	—	—	191	(167)	1,157
Trading portfolio assets	2,281	2,957	(781)	—	(319)	125	—	—	284	(291)	4,256

Corporate debt	816	45	—	—	(148)	55	—	—	—	—	768
Non-asset backed loans	2,985	1,848	(757)	—	(315)	(76)	—	—	52	—	3,737
Private equity investments	148	19	(60)	—	—	7	11	—	3	(4)	124
Reverse repurchase and repurchase agreements	13	66	—	—	(12)	16	—	—	95	—	178
Other	2,117	4,706	(5,579)	—	5	(59)	181	—	4	(19)	1,356
Financial assets at fair value through the income statement	6,079	6,684	(6,396)	—	(470)	(57)	192	—	154	(23)	6,163

Non-asset backed loans	—	—	—	—	—	—	—	—	—	—	—
Other	38	—	—	—	—	—	—	(2)	—	—	36
Financial assets at fair value through other comprehensive income	38	—	—	—	—	—	—	(2)	—	—	36

Investment property	7	—	(1)	—	—	—	(1)	—	—	—	5

Trading portfolio liabilities	(27)	(35)	3	—	—	(29)	—	—	—	6	(82)

Financial liabilities designated at fair value	(404)	(5)	—	(13)	47	(22)	2	—	(81)	37	(439)

Interest rate derivatives	(260)	25	—	—	(4)	(305)	(9)	—	271	6	(276)
Foreign exchange derivatives	2	—	—	—	(9)	273	—	—	(65)	25	226
Credit derivatives	(386)	(36)	5	—	60	(99)	—	—	20	55	(381)
Equity derivatives	(1,405)	(83)	—	—	170	980	—	—	(9)	272	(75)
Net derivative financial instruments[1]	(2,049)	(94)	5	—	217	849	(9)	—	217	358	(506)

Total	5,925	9,507	(7,170)	(13)	(525)	866	184	(2)	574	87	9,433
1Derivative financial instruments are presented on a net basis. On a gross basis, derivative financial assets were £3,873m and derivative financial liabilities were £4,379m.

Unrealised gains and losses recognised during the period on Level 3 assets and liabilities held at period end
Unrealised gains and losses on Level 3 financial assets and liabilities
The following table discloses the unrealised gains and losses recognised in the period arising on Level 3 financial assets and liabilities held at the period end.

	Half year ended 30.06.23				Half year ended 30.06.22
	Income statement		Other compre-hensive income	Total	Income statement		Other compre-hensive income	Total
	Trading income	Other income			Trading income	Other income
	£m	£m	£m	£m	£m	£m	£m	£m
Trading portfolio assets	(35)	—	—	(35)	121	—	—	121
Financial assets at fair value through the income statement	(87)	(50)	—	(137)	16	9	—	25
Financial assets at fair value through other comprehensive income	—	—	—	—	—	—	(2)	(2)
Investment properties	—	(3)	—	(3)	—	(1)	—	(1)
Trading portfolio liabilities	15	—	—	15	(35)	—	—	(35)
Financial liabilities designated at fair value	2	(1)	—	1	(14)	—	—	(14)
Net derivative financial instruments	(186)	—	—	(186)	862	(1)	—	861
Total	(291)	(54)	—	(345)	950	7	(2)	955

Sensitivity analysis of valuations using unobservable inputs

Sensitivity analysis of valuations using unobservable inputs
	As at 30.06.23				As at 31.12.22
	Favourable changes		Unfavourable changes		Favourable changes		Unfavourable changes
	Income statement	Equity	Income Statement	Equity	Income statement	Equity	Income Statement	Equity
	£m	£m	£m	£m	£m	£m	£m	£m
Interest rate derivatives	123	—	(186)	—	119	—	(155)	—
Foreign exchange derivatives	11	—	(17)	—	16	—	(22)	—
Credit derivatives	27	—	(79)	—	79	—	(71)	—
Equity derivatives	186	—	(264)	—	161	—	(168)	—
Corporate debt	23	—	(22)	—	45	—	(27)	—
Non-asset backed loans	295	1	(535)	(1)	244	—	(450)	—
Private equity investments	7	—	(7)	—	10	—	(10)	—
Other[1]	112	—	(109)	—	53	—	(64)	—
Total	784	1	(1,219)	(1)	727	—	(967)	—
1Other includes commercial real estate loans, asset backed securities, equity cash products, fund and fund-linked products, asset backed loans, issued debt, commercial paper, Government and Government sponsored debt and investment property.

Fair value adjustments
Key balance sheet valuation adjustments are quantified below:

	As at 30.06.23	As at 31.12.22
	£m	£m
Exit price adjustments derived from market bid-offer spreads	(543)	(566)
Uncollateralised derivative funding	(24)	(11)
Derivative credit valuation adjustments	(241)	(319)
Derivative debit valuation adjustments	196	208

Comparison of carrying amounts and fair values for assets and liabilities not held at fair value
The following table summarises the fair value of financial assets and liabilities measured at amortised cost on the Barclays Bank Group’s balance sheet:

	As at 30.06.23		As at 31.12.22
	Carrying amount	Fair value	Carrying amount	Fair value
Financial assets	£m	£m	£m	£m
Debt securities at amortised cost	35,245	33,869	27,303	27,006
Loans and advances at amortised cost	147,992	148,490	155,204	154,721
Reverse repurchase agreements and other similar secured lending	1,293	1,293	725	725

Financial liabilities
Deposits at amortised cost	(307,820)	(307,811)	(291,579)	(291,552)
Repurchase agreements and other similar secured borrowing	(25,156)	(25,153)	(11,965)	(11,966)
Debt securities in issue	(58,377)	(58,266)	(60,012)	(59,895)
Subordinated liabilities	(36,325)	(35,403)	(38,253)	(38,686)